PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net
Cost	$ 8,562,447	$ 8,248,124
Less: accumulated depreciation and amortization	(2,900,794)	(2,517,364)
Property and equipment, net	5,661,653	5,730,760
Buildings [Member]
Property and Equipment, Net
Cost	6,244,348	5,178,450
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	993,672	905,319
Leasehold improvements [Member]
Property and Equipment, Net
Cost	939,602	829,706
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	218,739	207,314
Transportation [Member]
Property and Equipment, Net
Cost	101,800	97,132
Construction in progress [Member]
Property and Equipment, Net
Cost	40,225	1,030,203
Freehold land [Member]
Property and Equipment, Net
Cost	$ 24,061	$ 0